Property, plant and equipment (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		R$ 46,812,381	R$ 46,318,147
Additions	[1]	10,108,587	11,075,032
Subletting		(4,873)	(65,290)
Depreciation on lease		(3,723,418)	(3,453,239)	R$ 3,049,570
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment			(74,258)
Balance at end of the period		47,357,040	46,812,381	46,318,147
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		185,180,626
Balance at end of the period		195,098,914	185,180,626
Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(138,368,245)
Balance at end of the period		(147,741,874)	(138,368,245)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		15,990,041	14,929,179
Additions	[1]	3,636,211	4,707,950
Subletting		(4,873)	(65,290)
Balance at end of the period		17,402,210	15,990,041	14,929,179
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		47,318,029
Balance at end of the period		52,291,576	47,318,029
Infrastructure | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(31,327,988)
Balance at end of the period		(34,889,366)	(31,327,988)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		22,770,806	23,266,868
Additions	[1]	140,156	162,171
Balance at end of the period		21,709,525	22,770,806	23,266,868
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		91,758,158
Balance at end of the period		94,868,938	91,758,158
Switching and transmission equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(68,987,352)
Balance at end of the period		(73,159,413)	(68,987,352)
Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		453,959	512,930
Additions	[1]	171,553	117,026
Balance at end of the period		434,919	453,959	512,930
Other property, plant and equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,945,185
Balance at end of the period		6,078,455	5,945,185
Other property, plant and equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(5,491,226)
Balance at end of the period		(5,643,536)	(5,491,226)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,679,502
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,563,540
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,061
Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		5,155
Telefonica Cibersegurana e Tecnologia Do Brasil | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		505
Telefonica Cibersegurana e Tecnologia Do Brasil | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		2,800
Telefonica Cibersegurana e Tecnologia Do Brasil | Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		990
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		13,247,618	12,080,117
Additions		3,700,137	4,774,379
Subletting		(4,873)	(65,290)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(214,127)	(84,402)
Other changes on leases			(3,947)
Balance at end of the period		13,116,047	13,247,618	12,080,117
Changes in leases, after the adoption of IFRS 16 | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		30,069,796
Balance at end of the period		32,845,934	30,069,796
Changes in leases, after the adoption of IFRS 16 | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(16,822,178)
Balance at end of the period		(19,729,887)	(16,822,178)
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		12,989,228	11,862,992
Additions		3,508,375	4,634,552
Subletting		(4,873)	(65,290)
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(3,615,053)	(3,364,821)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(213,077)
Other changes on leases			(3,947)
Balance at end of the period		12,775,310	12,989,228	11,862,992
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		29,418,847
Balance at end of the period		32,014,344	29,418,847
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(16,429,619)
Balance at end of the period		(19,239,034)	(16,429,619)
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		253,131	203,519
Additions		128,257	139,125
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(89,852)	(79,390)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(1,050)	(10,123)
Balance at end of the period		290,486	253,131	203,519
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		520,634
Balance at end of the period		638,473	520,634
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(267,503)
Balance at end of the period		(347,987)	(267,503)
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,259	13,606
Additions		63,505	702
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(18,513)	(9,028)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment			(21)
Balance at end of the period		50,251	5,259	R$ 13,606
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		130,315
Balance at end of the period		193,117	130,315
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment | Accumulated depreciation and amortisation
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(125,056)
Balance at end of the period		(142,866)	R$ (125,056)
Changes in leases, after the adoption of IFRS 16 | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		110,330
Changes in leases, after the adoption of IFRS 16 | Telefonica Cibersegurana e Tecnologia Do Brasil
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		380
Changes in leases, after the adoption of IFRS 16 | Telefonica Cibersegurana e Tecnologia Do Brasil | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		R$ 380

[1]	Additions from property and equipment mainly refers to: (i) in 2025 Investments were primarily directed towards expanding the 5G mobile network and strengthening FTTH to support the growth of connected customers. These investments demonstrate the Company's commitment to the quality of services provided, ensuring robust and consistent commercial performance throughout the year, in both B2C and B2B; .(ii) in 2024: Investments were primarily directed towards accelerating the 5G mobile network, as well as strengthening transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that boosted our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth.